Consolidated Statements of Cash Flows (Parenthetical) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Statement of Cash Flows [Abstract]
Preferred stock, net of issuance costs		$ 69,528
Common stock, net of issuance costs	$ 6,033	$ 23,762